Employee Benefit Plans (Schedule of Information About Options Exercised ) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans [Abstract]
Number of options exercised	11,667	117,240
Total intrinsic value of options exercised	$ 15,367	$ 121,973
Cash received from options exercised		173,325
Tax deduction realized from options exercised	$ 6,138	$ 43,319